SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
SIGNIFICANT ACCOUNTING POLICIES
Average annual rate	2.99%	2.72%
Allowance for credit loss	$ 647	$ 505
Number of Reportable Segments | segment	1
Goodwill impairment charges	$ 0	$ 0	$ 0
Antidilutive securities and outstanding options, RSUs and warrants excluded from computation of earnings per share amount | shares	284,903	710,761	153,191
Employee stock options granted fair value | $ / shares	$ 4.5	$ 3.98	$ 8.99
Severance pay expenses	$ 2,342	$ 2,995	$ 3,907
Defined contribution plan description	All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the Internal Revenue Service limit of $20.5 during the years ended December 31, 2024 and 2023, plus a catch-up contribution of $7.5 for participants aged 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay.
Contributions by employer	$ 506	524	531
Advertising expenses	2,433	1,942	1,733
Grant
SIGNIFICANT ACCOUNTING POLICIES
Research and development grants	55	665	$ 624
Other receivables and prepaid expenses
SIGNIFICANT ACCOUNTING POLICIES
Contract costs	689	542
Warranty reserves
SIGNIFICANT ACCOUNTING POLICIES
Provision for warranty	132	149
Allowance for sales return
SIGNIFICANT ACCOUNTING POLICIES
Provision deducted from revenues	$ 1,675	$ 2,137
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	4 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	10 years